Name:        Quantitative Investment Advisors, Inc.
Address:     55 Old Bedford Road
             Lincoln, MA  01773


Form 13F File Number:   28- 4108

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Willard L. Umphrey
Title:             President
Phone:          (781) 259-1144

Signature, Place, and Date of Signing;

/s/ Willard L. Umphrey,   Lincoln, MA            May 13, 2011
Willard L. Umphrey


Report Type (Check only one.):

[   ]    13F HOLDINGS REPORT.  (Check here if all holdings
     of this reporting manager are reported in this report.)

[    ]    13F NOTICE.  (Check here if no holdings reported
     are in this report, and all holdings are reported by another manager(s).)

[ X  ]    13F COMBINATION REPORT.  (Check here if a portion
     of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




List of Other Managers Reporting for this Manager:

        Form 13F File Number                 Name


        28-05386                        Columbia Partners, L.L.C.,
                                        Investment Management

                    Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:             19

Form 13F Information Table Value Total:           $ 24,828
                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the filing manager of this report.

NONE

Form 13 F information Table

                  Title of                       Value           Shares/Sh/Put/     Invstmt       Other        Voting Authority
Name of Issuer     Class        CUSIP           (x$1000)         PRN AMT/PRN/Call    Dscretn       Mngrs        Sole/Shared/None

Baidu, Inc.	ADR		056752108	230			1668		SH		Other		Shared


Banco
Santender Chile     ADR     05965x109     889          10252     SH               OTHER               SHARED


China Gerui
Adv Mat          COM     G21101103     1204         256100     SH               OTHER               SHARED

China Natural
Gas          COM     168910206     1257          225200     SH               OTHER               SHARED

China Yuchai	COM	G21082105	987	33652		SH		OTHER		SHARED

CIA Cervezeria	ADR	204429104	136	2300		SH		Other		Shared

CIA Saneamento	ADR	20441A102	539	9172		SH		OTHER		SHARED

Coca Cola
FEMSA          ADR     191241108     808          10501     SH               OTHER               SHARED


Compania
de Bebidas     ADR     20441W203     1656         58498    SH               OTHER               SHARED

Enersis          ADR     29274F104     879          42207     SH               OTHER               SHARED

Fomento
Economico Mex     ADR     344419106     1782          30354     SH               OTHER               SHARED

Gerdau		ADR	373737105	138		11062	SH		OTHER			SHARED

Gold Fields     ADR     38059T106     1315          75297     SH               OTHER               SHARED


Infosys
Technologies     ADR     456788108     3499          48800     SH               OTHER               SHARED

LAN Air          ADR     501723100     467          18240     SH               OTHER               SHARED

Lihua Intl     COM     532352101     1195          136100     SH               OTHER               SHARED



METHANEX
CORP                 COM       59151K108     5335           170817  SH        OTHER             SHARED


PETROLEO
BRASILEIRO SA
PETRO              ADR    71654V101     2481       69819     SH         OTHER                             SHARED


Telefonos de
Mexico          ADR     879403780     31     1715     SH          OTHER                    SHARED


